FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA DD

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

Separate Account VA DD

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA DD

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA DD indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA DD as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Vanguard® Balanced	Vanguard® Mid-Cap Index
Vanguard® Capital Growth	Vanguard® Moderate Allocation
Vanguard® Conservative Allocation	Vanguard® Money Market
Vanguard® Diversified Value	Vanguard® Real Estate Index
Vanguard® Equity Income	Vanguard® Short-Term Investment Grade
Vanguard® Equity Index	Vanguard® Small Company Growth
Vanguard® Global Bond Index	Vanguard® Total Bond Market Index
Vanguard® Growth	Vanguard® Total International Stock Market Index
Vanguard® High Yield Bond	Vanguard® Total Stock Market Index
Vanguard® International

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA DD based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA DD in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Separate Account VA DD since 2014.

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® Balanced	93,672,041.656	$1,930,214,065	$2,405,498,030	$95	$2,405,498,125	17,753,304	$135.495799	$135.495799
Vanguard® Capital Growth	21,171,354.825	582,858,287	957,156,952	1	957,156,953	11,627,264	82.320049	82.320049
Vanguard® Conservative Allocation	15,584,800.274	385,890,922	442,608,328	(56)	442,608,272	11,799,791	37.509841	37.509841
Vanguard® Diversified Value	31,374,556.011	429,320,954	431,086,400	61	431,086,461	9,548,776	45.145732	45.145732
Vanguard® Equity Income	35,510,243.441	700,162,069	819,221,316	1	819,221,317	7,141,402	114.714349	114.714349
Vanguard® Equity Index	36,106,629.379	1,089,009,037	1,941,092,395	(28)	1,941,092,367	12,146,389	159.808179	159.808179
Vanguard® Global Bond Index	9,003,664.117	183,189,573	201,682,076	25	201,682,101	8,745,254	23.061892	23.061892
Vanguard® Growth	25,058,736.884	567,224,978	900,611,004	(21)	900,610,983	8,642,870	104.202770	104.202770
Vanguard® High Yield Bond	42,954,904.532	332,470,667	348,793,825	18	348,793,843	8,649,613	40.324792	40.324792
Vanguard® International	38,463,265.683	819,027,229	1,675,844,486	(56)	1,675,844,430	17,628,015	95.067109	95.067109
Vanguard® Mid-Cap Index	34,931,037.933	647,845,522	900,172,848	41	900,172,889	10,647,287	84.544816	84.544816
Vanguard® Moderate Allocation	16,242,560.409	442,806,543	527,071,085	(53)	527,071,032	12,050,600	43.738156	43.738156
Vanguard® Money Market	1,158,181,329.804	1,158,181,330	1,158,181,330	352	1,158,181,682	582,028,923	1.989904	1.989904
Vanguard® Real Estate Index	37,993,324.346	468,413,144	472,257,022	(32)	472,256,990	6,674,028	70.760419	70.760419
Vanguard® Short-Term Investment Grade	94,238,721.190	998,957,916	1,047,934,580	45	1,047,934,625	48,598,868	21.562943	21.562943
Vanguard® Small Company Growth	38,917,757.518	784,381,306	953,095,882	(92)	953,095,790	7,379,696	129.151087	129.151087
Vanguard® Total Bond Market Index	133,818,051.677	1,576,923,522	1,714,209,242	(9)	1,714,209,233	38,104,834	44.986661	44.986661
Vanguard® Total International Stock Market Index	9,956,549.578	198,231,357	228,801,509	74	228,801,583	9,461,655	24.181984	24.181984
Vanguard® Total Stock Market Index	34,332,210.687	1,061,938,601	1,667,172,151	(33)	1,667,172,118	28,505,479	58.486023	58.486023

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Vanguard® Balanced	Vanguard® Capital Growth	Vanguard® Conservative Allocation	Vanguard® Diversified Value	Vanguard® Equity Income

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$2,022,511,181	$808,262,444	$293,342,965	$374,866,295	$789,189,249

Investment Income:
Reinvested Dividends	59,874,382	9,881,605	7,095,999	11,766,623	21,544,174
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,062,277	2,381,269	904,380	1,087,694	2,329,779

Net Investment Income (Loss)	53,812,105	7,500,336	6,191,619	10,678,929	19,214,395

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	120,392,574	24,153,164	7,319,266	23,357,396	52,321,041
Realized Gain (Loss) on Investments	22,451,652	49,401,817	1,509,349	4,327,999	18,336,289

Net Realized Capital Gains (Losses) on Investments	142,844,226	73,554,981	8,828,615	27,685,395	70,657,330
Net Change in Unrealized Appreciation (Depreciation)	247,487,017	122,665,099	31,968,126	52,049,877	94,705,589

Net Gain (Loss) on Investment	390,331,243	196,220,080	40,796,741	79,735,272	165,362,919

Net Increase (Decrease) in Net Assets Resulting from Operations	444,143,348	203,720,416	46,988,360	90,414,201	184,577,314

Increase (Decrease) in Net Assets from Contract Transactions	(40,562,412)	(65,902,493)	38,643,780	(40,644,098)	(58,870,732)

Total Increase (Decrease) in Net Assets	403,580,936	137,817,923	85,632,140	49,770,103	125,706,582

Net Assets as of December 31, 2019:	$2,426,092,117	$946,080,367	$378,975,105	$424,636,398	$914,895,831

Investment Income:
Reinvested Dividends	62,464,272	12,497,626	8,954,633	10,193,516	22,544,858
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,163,292	2,309,760	1,074,555	1,009,781	2,114,993

Net Investment Income (Loss)	56,300,980	10,187,866	7,880,078	9,183,735	20,429,865

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	76,177,315	26,608,622	5,497,986	65,942,190	28,138,229
Realized Gain (Loss) on Investments	56,027,678	84,222,971	3,466,445	(6,253,712)	21,800,556

Net Realized Capital Gains (Losses) on Investments	132,204,993	110,831,593	8,964,431	59,688,478	49,938,785
Net Change in Unrealized Appreciation (Depreciation)	28,429,317	12,949,001	27,974,904	(27,614,974)	(59,194,890)

Net Gain (Loss) on Investment	160,634,310	123,780,594	36,939,335	32,073,504	(9,256,105)

Net Increase (Decrease) in Net Assets Resulting from Operations	216,935,290	133,968,460	44,819,413	41,257,239	11,173,760

Increase (Decrease) in Net Assets from Contract Transactions	(237,529,282)	(122,891,874)	18,813,754	(34,807,176)	(106,848,274)

Total Increase (Decrease) in Net Assets	(20,593,992)	11,076,586	63,633,167	6,450,063	(95,674,514)

Net Assets as of December 31, 2020:	$2,405,498,125	$957,156,953	$442,608,272	$431,086,461	$819,221,317

See Accompanying Notes. (1) See Footnote 1	3

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Vanguard® Equity Index	Vanguard® Global Bond Index	Vanguard® Growth	Vanguard® High Yield Bond	Vanguard® International

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$1,427,432,156	$149,110,014	$465,873,990	$322,953,311	$1,011,706,328

Investment Income:
Reinvested Dividends	30,792,337	2,575,764	2,180,750	20,857,632	16,272,300
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,364,972	495,156	1,488,382	973,881	3,013,109

Net Investment Income (Loss)	26,427,365	2,080,608	692,368	19,883,751	13,259,191

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40,317,758	212,260	60,356,302	-	35,485,998
Realized Gain (Loss) on Investments	54,600,275	1,490,263	26,403,853	775,645	33,731,922

Net Realized Capital Gains (Losses) on Investments	94,918,033	1,702,523	86,760,155	775,645	69,217,920
Net Change in Unrealized Appreciation (Depreciation)	307,823,897	10,380,880	65,341,673	29,585,089	215,608,340

Net Gain (Loss) on Investment	402,741,930	12,083,403	152,101,828	30,360,734	284,826,260

Net Increase (Decrease) in Net Assets Resulting from Operations	429,169,295	14,164,011	152,794,196	50,244,485	298,085,451

Increase (Decrease) in Net Assets from Contract Transactions	(98,754,104)	28,835,554	(19,296,997)	5,900,598	(108,974,403)

Total Increase (Decrease) in Net Assets	330,415,191	42,999,565	133,497,199	56,145,083	189,111,048

Net Assets as of December 31, 2019:	$1,757,847,347	$192,109,579	$599,371,189	$379,098,394	$1,200,817,376

Investment Income:
Reinvested Dividends	29,458,288	2,943,311	2,327,999	19,008,027	15,743,568
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,625,683	536,912	1,947,496	927,351	3,474,228

Net Investment Income (Loss)	24,832,605	2,406,399	380,503	18,080,676	12,269,340

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,557,961	715,776	33,071,941	-	28,774,642
Realized Gain (Loss) on Investments	77,348,225	2,923,133	46,481,575	(1,211,179)	64,117,456

Net Realized Capital Gains (Losses) on Investments	111,906,186	3,638,909	79,553,516	(1,211,179)	92,892,098
Net Change in Unrealized Appreciation (Depreciation)	161,421,928	6,060,511	188,211,480	(2,234,899)	513,645,635

Net Gain (Loss) on Investment	273,328,114	9,699,420	267,764,996	(3,446,078)	606,537,733

Net Increase (Decrease) in Net Assets Resulting from Operations	298,160,719	12,105,819	268,145,499	14,634,598	618,807,073

Increase (Decrease) in Net Assets from Contract Transactions	(114,915,699)	(2,533,297)	33,094,295	(44,939,149)	(143,780,019)

Total Increase (Decrease) in Net Assets	183,245,020	9,572,522	301,239,794	(30,304,551)	475,027,054

Net Assets as of December 31, 2020:	$1,941,092,367	$201,682,101	$900,610,983	$348,793,843	$1,675,844,430

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Vanguard® Mid-Cap Index	Vanguard® Moderate Allocation	Vanguard® Money Market	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$696,230,235	$357,847,843	$1,091,548,024	$442,515,859	$965,121,163

Investment Income:
Reinvested Dividends	12,005,207	8,843,381	24,184,449	13,968,409	26,915,055
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,189,161	1,117,970	2,919,597	1,412,155	2,756,925

Net Investment Income (Loss)	9,816,046	7,725,411	21,264,852	12,556,254	24,158,130

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	61,884,067	9,527,473	-	25,244,158	-
Realized Gain (Loss) on Investments	19,872,601	4,945,015	-	8,678,773	1,004,289

Net Realized Capital Gains (Losses) on Investments	81,756,668	14,472,488	-	33,922,931	1,004,289
Net Change in Unrealized Appreciation (Depreciation)	117,304,779	48,903,760	-	78,302,910	28,319,069

Net Gain (Loss) on Investment	199,061,447	63,376,248	-	112,225,841	29,323,358

Net Increase (Decrease) in Net Assets Resulting from Operations	208,877,493	71,101,659	21,264,852	124,782,095	53,481,488

Increase (Decrease) in Net Assets from Contract Transactions	(47,346,282)	41,535,241	(20,198,957)	(12,310,713)	15,393,904

Total Increase (Decrease) in Net Assets	161,531,211	112,636,900	1,065,895	112,471,382	68,875,392

Net Assets as of December 31, 2019:	$857,761,446	$470,484,743	$1,092,613,919	$554,987,241	$1,033,996,555

Investment Income:
Reinvested Dividends	11,833,470	11,135,963	5,923,021	12,255,628	26,540,165
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,110,244	1,269,177	3,304,617	1,215,866	2,821,054

Net Investment Income (Loss)	9,723,226	9,866,786	2,618,404	11,039,762	23,719,111

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	44,306,712	10,246,262	-	7,706,867	-
Realized Gain (Loss) on Investments	28,575,141	6,227,288	-	8,124,754	4,599,522

Net Realized Capital Gains (Losses) on Investments	72,881,853	16,473,550	-	15,831,621	4,599,522
Net Change in Unrealized Appreciation (Depreciation)	47,494,029	35,411,895	-	(65,246,447)	22,764,273

Net Gain (Loss) on Investment	120,375,882	51,885,445	-	(49,414,826)	27,363,795

Net Increase (Decrease) in Net Assets Resulting from Operations	130,099,108	61,752,231	2,618,404	(38,375,064)	51,082,906

Increase (Decrease) in Net Assets from Contract Transactions	(87,687,665)	(5,165,942)	62,949,359	(44,355,187)	(37,144,836)

Total Increase (Decrease) in Net Assets	42,411,443	56,586,289	65,567,763	(82,730,251)	13,938,070

Net Assets as of December 31, 2020:	$900,172,889	$527,071,032	$1,158,181,682	$472,256,990	$1,047,934,625

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Vanguard® Small Company Growth	Vanguard® Total Bond Market Index	Vanguard® Total International Stock Market Index	Vanguard® Total Stock Market Index

	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$753,202,401	$1,465,942,720	$149,832,494	$1,192,166,251

Investment Income:
Reinvested Dividends	4,347,473	39,426,078	3,608,884	21,416,786
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,313,246	4,200,263	512,016	3,718,601

Net Investment Income (Loss)	2,034,227	35,225,815	3,096,868	17,698,185

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	94,475,215	-	20,708	38,345,751
Realized Gain (Loss) on Investments	15,952,177	2,343,002	(843,159)	33,309,230

Net Realized Capital Gains (Losses) on Investments	110,427,392	2,343,002	(822,451)	71,654,981
Net Change in Unrealized Appreciation (Depreciation)	91,010,689	86,442,874	32,357,624	269,096,937

Net Gain (Loss) on Investment	201,438,081	88,785,876	31,535,173	340,751,918

Net Increase (Decrease) in Net Assets Resulting from Operations	203,472,308	124,011,691	34,632,041	358,450,103

Increase (Decrease) in Net Assets from Contract Transactions	(72,432,076)	19,712,346	23,737,734	(42,117,346)

Total Increase (Decrease) in Net Assets	131,040,232	143,724,037	58,369,775	316,332,757

Net Assets as of December 31, 2019:	$884,242,633	$1,609,666,757	$208,202,269	$1,508,499,008

Investment Income:
Reinvested Dividends	5,258,832	40,559,567	3,963,876	23,006,605
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,152,359	4,598,265	512,039	3,894,612

Net Investment Income (Loss)	3,106,473	35,961,302	3,451,837	19,111,993

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	75,995,993	-	1,119,977	44,384,575
Realized Gain (Loss) on Investments	16,817,774	11,395,915	(1,726,106)	66,577,283

Net Realized Capital Gains (Losses) on Investments	92,813,767	11,395,915	(606,129)	110,961,858
Net Change in Unrealized Appreciation (Depreciation)	80,926,540	68,551,088	19,860,458	149,860,096

Net Gain (Loss) on Investment	173,740,307	79,947,003	19,254,329	260,821,954

Net Increase (Decrease) in Net Assets Resulting from Operations	176,846,780	115,908,305	22,706,166	279,933,947

Increase (Decrease) in Net Assets from Contract Transactions	(107,993,623)	(11,365,829)	(2,106,852)	(121,260,837)

Total Increase (Decrease) in Net Assets	68,853,157	104,542,476	20,599,314	158,673,110

Net Assets as of December 31, 2020:	$953,095,790	$1,714,209,233	$228,801,583	$1,667,172,118

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2020

1. Organization

Separate Account VA DD (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC). The Separate Account was formerly a segregated investment account of Transamerica Premier Life Insurance Company (TPLIC). Effective October 1, 2020, TPLIC merged into TLIC. The merger did not affect the assets or liabilities of the Separate Account. TLIC is an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Vanguard® Variable Annuity Plan.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Vanguard® Variable Insurance Fund:	Vanguard® Variable Insurance Fund:
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Small Company Growth	Vanguard® Small Company Growth Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Vanguard® Global Bond Index	September 9, 2017
Vanguard® Total International Stock Market Index	September 9, 2017

7

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

8

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
Vanguard® Balanced	$160,009,727	$265,060,827

Vanguard® Capital Growth	65,277,697	151,373,076

Vanguard® Conservative Allocation	70,765,523	38,573,649

Vanguard® Diversified Value	92,193,782	51,875,090

Vanguard® Equity Income	58,725,886	117,006,071

Vanguard® Equity Index	105,521,383	161,046,492
Vanguard® Global Bond Index	31,631,576	31,042,724

Vanguard® Growth	147,593,906	81,047,143

Vanguard® High Yield Bond	42,067,520	68,926,008

Vanguard® International	60,861,643	163,597,617

Vanguard® Mid-Cap Index	67,201,701	100,859,469

Vanguard® Moderate Allocation	61,949,841	47,002,685
Vanguard® Money Market	408,315,770	342,748,388

Vanguard® Real Estate Index	57,772,644	83,381,172

Vanguard® Short-Term Investment Grade	143,584,578	157,010,326

Vanguard® Small Company Growth	111,323,608	140,214,672

Vanguard® Total Bond Market Index	176,212,106	151,616,604

Vanguard® Total International Stock Market Index	32,885,246	30,420,362
Vanguard® Total Stock Market Index	103,313,421	161,077,660

9

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Vanguard® Balanced	175,539	(2,186,277)	(2,010,738)	518,228	(880,785)	(362,557)
Vanguard® Capital Growth	397,154	(2,234,278)	(1,837,124)	381,489	(1,428,977)	(1,047,488)
Vanguard® Conservative Allocation	1,653,311	(1,111,551)	541,760	2,002,174	(810,757)	1,191,417
Vanguard® Diversified Value	453,256	(1,389,949)	(936,693)	198,002	(1,316,399)	(1,118,397)
Vanguard® Equity Income	82,665	(1,153,544)	(1,070,879)	110,385	(688,744)	(578,359)
Vanguard® Equity Index	336,994	(1,157,344)	(820,350)	183,293	(1,004,618)	(821,325)
Vanguard® Global Bond Index	1,248,332	(1,364,890)	(116,558)	2,537,677	(1,112,651)	1,425,026
Vanguard® Growth	1,400,622	(966,292)	434,330	501,818	(808,115)	(306,297)
Vanguard® High Yield Bond	615,148	(1,873,088)	(1,257,940)	974,756	(804,099)	170,657
Vanguard® International	234,048	(2,456,837)	(2,222,789)	130,511	(2,166,007)	(2,035,496)
Vanguard® Mid-Cap Index	166,445	(1,465,907)	(1,299,462)	197,371	(907,076)	(709,705)
Vanguard® Moderate Allocation	1,059,109	(1,213,629)	(154,520)	1,861,904	(723,122)	1,138,782
Vanguard® Money Market	202,745,519	(171,146,551)	31,598,968	78,793,087	(89,172,442)	(10,379,355)
Vanguard® Real Estate Index	545,224	(1,313,635)	(768,411)	362,483	(543,034)	(180,551)
Vanguard® Short-Term Investment Grade	5,611,183	(7,463,154)	(1,851,971)	4,148,281	(3,334,977)	813,304
Vanguard® Small Company Growth	327,075	(1,358,500)	(1,031,425)	135,112	(877,789)	(742,677)
Vanguard® Total Bond Market Index	3,144,437	(3,429,400)	(284,963)	2,423,705	(1,926,157)	497,548
Vanguard® Total International Stock Market Index	1,391,160	(1,476,023)	(84,863)	2,655,730	(1,437,705)	1,218,025
Vanguard® Total Stock Market Index	787,002	(3,291,578)	(2,504,576)	964,150	(1,911,118)	(946,968)

10

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Vanguard® Balanced	$22,192,712	$(259,721,994)	$(237,529,282)	$58,534,209	$(99,096,621)	$(40,562,412)
Vanguard® Capital Growth	26,719,369	(149,611,243)	(122,891,874)	23,489,820	(89,392,313)	(65,902,493)
Vanguard® Conservative Allocation	56,899,447	(38,085,693)	18,813,754	64,090,268	(25,446,488)	38,643,780
Vanguard® Diversified Value	16,315,556	(51,122,732)	(34,807,176)	7,331,410	(47,975,508)	(40,644,098)
Vanguard® Equity Income	8,316,784	(115,165,058)	(106,848,274)	11,149,494	(70,020,226)	(58,870,732)
Vanguard® Equity Index	42,513,117	(157,428,816)	(114,915,699)	22,399,293	(121,153,397)	(98,754,104)
Vanguard® Global Bond Index	28,247,894	(30,781,191)	(2,533,297)	52,725,073	(23,889,519)	28,835,554
Vanguard® Growth	113,324,060	(80,229,765)	33,094,295	33,288,780	(52,585,777)	(19,296,997)
Vanguard® High Yield Bond	23,399,451	(68,338,600)	(44,939,149)	35,264,843	(29,364,245)	5,900,598
Vanguard® International	17,010,735	(160,790,754)	(143,780,019)	7,236,215	(116,210,618)	(108,974,403)
Vanguard® Mid-Cap Index	11,402,922	(99,090,587)	(87,687,665)	12,769,877	(60,116,159)	(47,346,282)
Vanguard® Moderate Allocation	41,136,734	(46,302,676)	(5,165,942)	67,247,888	(25,712,647)	41,535,241
Vanguard® Money Market	403,600,874	(340,651,515)	62,949,359	155,016,551	(175,215,508)	(20,198,957)
Vanguard® Real Estate Index	38,161,933	(82,517,120)	(44,355,187)	25,382,830	(37,693,543)	(12,310,713)
Vanguard® Short-Term Investment Grade	118,443,738	(155,588,574)	(37,144,836)	82,772,230	(67,378,326)	15,393,904
Vanguard® Small Company Growth	30,481,620	(138,475,243)	(107,993,623)	12,930,982	(85,363,058)	(72,432,076)
Vanguard® Total Bond Market Index	138,316,089	(149,681,918)	(11,365,829)	98,356,862	(78,644,516)	19,712,346
Vanguard® Total International Stock Market Index	28,026,747	(30,133,599)	(2,106,852)	52,650,195	(28,912,461)	23,737,734
Vanguard® Total Stock Market Index	36,898,529	(158,159,366)	(121,260,837)	41,666,745	(83,784,091)	(42,117,346)

11

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Vanguard® Balanced
12/31/2020	17,753,304	$135.50	to	$135.50	$2,405,498,125	2.74%	0.270%	to	0.270%	10.38%	to	10.38%
12/31/2019	19,764,042	122.75	to	122.75	2,426,092,117	2.66	0.270	to	0.270	22.15	to	22.15
12/31/2018	20,126,599	100.49	to	100.49	2,022,511,181	2.37	0.270	to	0.270	(3.68)	to	(3.68)
12/31/2017	21,117,866	104.33	to	104.33	2,203,180,749	2.33	0.295	to	0.295	14.39	to	14.39
12/31/2016	21,540,505	91.21	to	91.21	1,964,630,179	2.49	0.295	to	0.295	10.69	to	10.69
Vanguard® Capital Growth
12/31/2020	11,627,264	82.32	to	82.32	957,156,953	1.46	0.270	to	0.270	17.16	to	17.16
12/31/2019	13,464,388	70.27	to	70.27	946,080,367	1.12	0.270	to	0.270	26.16	to	26.16
12/31/2018	14,511,876	55.70	to	55.70	808,262,444	0.85	0.270	to	0.270	(1.45)	to	(1.45)
12/31/2017	14,659,951	56.52	to	56.52	828,556,856	1.12	0.295	to	0.295	28.46	to	28.46
12/31/2016	13,852,938	44.00	to	44.00	609,485,636	1.20	0.295	to	0.295	10.52	to	10.52
Vanguard® Conservative Allocation
12/31/2020	11,799,791	37.51	to	37.51	442,608,272	2.25	0.270	to	0.270	11.43	to	11.43
12/31/2019	11,258,031	33.66	to	33.66	378,975,105	2.11	0.270	to	0.270	15.52	to	15.52
12/31/2018	10,066,614	29.14	to	29.14	293,342,965	1.97	0.270	to	0.270	(3.25)	to	(3.25)
12/31/2017	9,309,029	30.12	to	30.12	280,391,005	1.86	0.295	to	0.295	10.57	to	10.57
12/31/2016	7,766,682	27.24	to	27.24	211,579,292	1.61	0.295	to	0.295	5.71	to	5.71
Vanguard® Diversified Value
12/31/2020	9,548,776	45.15	to	45.15	431,086,461	2.73	0.270	to	0.270	11.48	to	11.48
12/31/2019	10,485,469	40.50	to	40.50	424,636,398	2.92	0.270	to	0.270	25.36	to	25.36
12/31/2018	11,603,866	32.31	to	32.31	374,866,295	2.55	0.270	to	0.270	(9.37)	to	(9.37)
12/31/2017	12,480,144	35.65	to	35.65	444,856,713	2.79	0.295	to	0.295	12.83	to	12.83
12/31/2016	13,500,203	31.59	to	31.59	426,497,263	2.73	0.295	to	0.295	12.64	to	12.64
Vanguard® Equity Income
12/31/2020	7,141,402	114.71	to	114.71	819,221,317	2.89	0.270	to	0.270	2.97	to	2.97
12/31/2019	8,212,281	111.41	to	111.41	914,895,831	2.49	0.270	to	0.270	24.09	to	24.09
12/31/2018	8,790,640	89.78	to	89.78	789,189,249	2.30	0.270	to	0.270	(6.23)	to	(6.23)
12/31/2017	9,395,880	95.74	to	95.74	899,543,771	2.51	0.295	to	0.295	17.91	to	17.91
12/31/2016	10,034,114	81.20	to	81.20	814,753,847	2.56	0.295	to	0.295	14.74	to	14.74
Vanguard® Equity Index
12/31/2020	12,146,389	159.81	to	159.81	1,941,092,367	1.72	0.270	to	0.270	17.88	to	17.88
12/31/2019	12,966,739	135.57	to	135.57	1,757,847,347	1.90	0.270	to	0.270	30.95	to	30.95
12/31/2018	13,788,064	103.53	to	103.53	1,427,432,156	1.67	0.270	to	0.270	(4.77)	to	(4.77)
12/31/2017	14,216,399	108.72	to	108.72	1,545,550,530	1.79	0.295	to	0.295	21.31	to	21.31
12/31/2016	14,518,031	89.62	to	89.62	1,301,127,696	2.22	0.295	to	0.295	11.49	to	11.49
Vanguard® Global Bond Index
12/31/2020	8,745,254	23.06	to	23.06	201,682,101	1.48	0.270	to	0.270	6.38	to	6.38
12/31/2019	8,861,812	21.68	to	21.68	192,109,579	1.40	0.270	to	0.270	8.12	to	8.12
12/31/2018	7,436,786	20.05	to	20.05	149,110,014	0.20	0.270	to	0.270	0.50	to	0.50
12/31/2017(1)	2,595,865	19.95	to	19.95	51,789,653	-	0.295	to	0.295	-	to	-
Vanguard® Growth
12/31/2020	8,642,870	104.20	to	104.20	900,610,983	0.32	0.270	to	0.270	42.71	to	42.71
12/31/2019	8,208,540	73.02	to	73.02	599,371,189	0.40	0.270	to	0.270	33.46	to	33.46
12/31/2018	8,514,837	54.71	to	54.71	465,873,990	0.30	0.270	to	0.270	(0.08)	to	(0.08)
12/31/2017	8,045,198	54.76	to	54.76	440,527,221	0.50	0.295	to	0.295	30.54	to	30.54
12/31/2016	7,894,937	41.95	to	41.95	331,167,512	0.60	0.295	to	0.295	(1.37)	to	(1.37)

12

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Vanguard® High Yield Bond
12/31/2020	8,649,613	$40.32	to	$40.32	$348,793,843	5.55%	0.270%	to	0.270%	5.39%	to	5.39%
12/31/2019	9,907,553	38.26	to	38.26	379,098,394	5.77	0.270	to	0.270	15.36	to	15.36
12/31/2018	9,736,896	33.17	to	33.17	322,953,311	4.82	0.270	to	0.270	(3.00)	to	(3.00)
12/31/2017	10,664,746	34.19	to	34.19	364,677,929	4.71	0.295	to	0.295	6.70	to	6.70
12/31/2016	10,629,257	32.05	to	32.05	340,653,930	5.21	0.295	to	0.295	11.03	to	11.03
Vanguard® International
12/31/2020	17,628,015	95.07	to	95.07	1,675,844,430	1.22	0.270	to	0.270	57.16	to	57.16
12/31/2019	19,850,804	60.49	to	60.49	1,200,817,376	1.46	0.270	to	0.270	30.86	to	30.86
12/31/2018	21,886,300	46.23	to	46.23	1,011,706,328	0.79	0.270	to	0.270	(12.86)	to	(12.86)
12/31/2017	23,589,380	53.05	to	53.05	1,251,330,793	1.03	0.295	to	0.295	42.26	to	42.26
12/31/2016	22,480,946	37.29	to	37.29	838,256,225	1.43	0.295	to	0.295	1.58	to	1.58
Vanguard® Mid-Cap Index
12/31/2020	10,647,287	84.54	to	84.54	900,172,889	1.52	0.270	to	0.270	17.75	to	17.75
12/31/2019	11,946,749	71.80	to	71.80	857,761,446	1.48	0.270	to	0.270	30.52	to	30.52
12/31/2018	12,656,454	55.01	to	55.01	696,230,235	1.19	0.270	to	0.270	(9.58)	to	(9.58)
12/31/2017	13,202,867	60.84	to	60.84	803,261,704	1.19	0.295	to	0.295	18.74	to	18.74
12/31/2016	13,717,926	51.24	to	51.24	702,901,583	1.38	0.295	to	0.295	10.79	to	10.79
Vanguard® Moderate Allocation
12/31/2020	12,050,600	43.74	to	43.74	527,071,032	2.37	0.270	to	0.270	13.46	to	13.46
12/31/2019	12,205,120	38.55	to	38.55	470,484,743	2.13	0.270	to	0.270	19.21	to	19.21
12/31/2018	11,066,338	32.34	to	32.34	357,847,843	1.89	0.270	to	0.270	(5.20)	to	(5.20)
12/31/2017	10,268,167	34.11	to	34.11	350,258,691	1.84	0.295	to	0.295	14.47	to	14.47
12/31/2016	8,924,401	29.80	to	29.80	265,941,036	1.62	0.295	to	0.295	7.23	to	7.23
Vanguard® Money Market
12/31/2020	582,028,923	1.99	to	1.99	1,158,181,682	0.48	0.270	to	0.270	0.25	to	0.25
12/31/2019	550,429,955	1.99	to	1.99	1,092,613,919	2.23	0.270	to	0.270	1.99	to	1.99
12/31/2018	560,809,310	1.95	to	1.95	1,091,548,024	1.98	0.270	to	0.270	1.69	to	1.69
12/31/2017	435,871,719	1.91	to	1.91	834,265,879	1.00	0.295	to	0.295	0.72	to	0.72
12/31/2016	453,200,550	1.90	to	1.90	861,272,749	0.48	0.295	to	0.295	0.19	to	0.19
Vanguard® Real Estate Index
12/31/2020	6,674,028	70.76	to	70.76	472,256,990	2.73	0.270	to	0.270	(5.11)	to	(5.11)
12/31/2019	7,442,439	74.57	to	74.57	554,987,241	2.67	0.270	to	0.270	28.46	to	28.46
12/31/2018	7,622,990	58.05	to	58.05	442,515,859	3.05	0.270	to	0.270	(5.62)	to	(5.62)
12/31/2017	8,257,809	61.50	to	61.50	507,891,411	2.50	0.295	to	0.295	4.47	to	4.47
12/31/2016	9,183,902	58.87	to	58.87	540,659,753	2.53	0.295	to	0.295	8.04	to	8.04
Vanguard® Short-Term Investment Grade
12/31/2020	48,598,868	21.56	to	21.56	1,047,934,625	2.54	0.270	to	0.270	5.21	to	5.21
12/31/2019	50,450,839	20.50	to	20.50	1,033,996,555	2.63	0.270	to	0.270	5.41	to	5.41
12/31/2018	49,637,535	19.44	to	19.44	965,121,163	1.78	0.270	to	0.270	0.76	to	0.76
12/31/2017	51,944,605	19.30	to	19.30	1,002,381,381	1.95	0.295	to	0.295	1.80	to	1.80
12/31/2016	50,233,509	18.96	to	18.96	952,257,043	1.86	0.295	to	0.295	2.42	to	2.42
Vanguard® Small Company Growth
12/31/2020	7,379,696	129.15	to	129.15	953,095,790	0.66	0.270	to	0.270	22.85	to	22.85
12/31/2019	8,411,121	105.13	to	105.13	884,242,633	0.51	0.270	to	0.270	27.76	to	27.76
12/31/2018	9,153,798	82.28	to	82.28	753,202,401	0.38	0.270	to	0.270	(7.52)	to	(7.52)
12/31/2017	9,199,763	88.98	to	88.98	818,549,665	0.47	0.295	to	0.295	23.11	to	23.11
12/31/2016	9,466,254	72.27	to	72.27	684,166,327	0.35	0.295	to	0.295	14.60	to	14.60
Vanguard® Total Bond Market Index
12/31/2020	38,104,834	44.99	to	44.99	1,714,209,233	2.38	0.270	to	0.270	7.29	to	7.29
12/31/2019	38,389,797	41.93	to	41.93	1,609,666,757	2.53	0.270	to	0.270	8.38	to	8.38
12/31/2018	37,892,249	38.69	to	38.69	1,465,942,720	2.32	0.270	to	0.270	(0.41)	to	(0.41)
12/31/2017	39,531,050	38.85	to	38.85	1,535,607,646	2.31	0.295	to	0.295	3.18	to	3.18
12/31/2016	38,623,052	37.65	to	37.65	1,454,060,165	2.23	0.295	to	0.295	2.17	to	2.17

13

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Vanguard® Total International Stock Market Index
12/31/2020	9,461,655	$24.18	to	$24.18	$228,801,583	2.09%	0.270%	to	0.270%	10.88%	to	10.88%
12/31/2019	9,546,518	21.81	to	21.81	208,202,269	1.90	0.270	to	0.270	21.23	to	21.23
12/31/2018	8,328,493	17.99	to	17.99	149,832,494	0.47	0.270	to	0.270	(14.86)	to	(14.86)
12/31/2017(1)	3,113,232	21.13	to	21.13	65,781,659	-	0.295	to	0.295	-	to	-
Vanguard® Total Stock Market Index
12/31/2020	28,505,479	58.49	to	58.49	1,667,172,118	1.60	0.270	to	0.270	20.23	to	20.23
12/31/2019	31,010,055	48.65	to	48.65	1,508,499,008	1.55	0.270	to	0.270	30.40	to	30.40
12/31/2018	31,957,023	37.31	to	37.31	1,192,166,251	1.51	0.270	to	0.270	(5.60)	to	(5.60)
12/31/2017	31,586,599	39.52	to	39.52	1,248,279,880	1.87	0.295	to	0.295	20.62	to	20.62
12/31/2016	31,602,707	32.76	to	32.76	1,035,427,315	1.47	0.295	to	0.295	12.23	to	12.23

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

14

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.10% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $25, proportionately from the subaccounts’ unit values. An annual charge of 0.17% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

15

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

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